Federated Hermes Global Total Return Bond Fund
Portfolio of Investments
August 31, 2023 (unaudited)
Foreign Currency Par Amount, Principal Amount or Shares		Value in U.S. Dollars
	BONDS—57.8%
	AUSTRALIAN DOLLAR—1.6%
	Sovereign—1.6%
140,000	Australia, Government of, Series 137, 2.750%, 4/21/2024	$89,989
400,000	Australia, Government of, Sr. Unsecd. Note, Series 160, 1.000%, 12/21/2030	211,349
	TOTAL AUSTRALIAN DOLLAR	301,338
	BRAZILIAN REAL—1.0%
	Sovereign—1.0%
1,000,000	Nota Do Tesouro Nacional, Unsecd. Note, Series NTNF, 10.000%, 1/1/2029	198,870
	BRITISH POUND—4.7%
	Sovereign—4.7%
200,000	United Kingdom, Government of, 2.750%, 9/7/2024	247,429
127,000	United Kingdom, Government of, 3.250%, 1/22/2044	131,484
170,000	United Kingdom, Government of, 4.250%, 12/7/2027	213,014
50,000	United Kingdom, Government of, Bond, 4.250%, 3/7/2036	62,152
100,000	United Kingdom, Government of, Unsecd. Deb., 1.625%, 10/22/2028	110,820
190,000	United Kingdom, Government of, Unsecd. Note, 1.500%, 7/22/2047	132,844
	TOTAL BRITISH POUND	897,743
	CANADIAN DOLLAR—2.8%
	Sovereign—2.8%
80,000	Canada, Government of, 4.000%, 6/1/2041	62,856
250,000	Canada, Government of, 5.750%, 6/1/2033	217,516
310,000	Canada, Government of, Series WL43, 5.750%, 6/1/2029	253,235
	TOTAL CANADIAN DOLLAR	533,607
	CHINESE YUAN RENMINBI—8.1%
	Sovereign—8.1%
5,200,000	China, Government of, Series 1916, 3.120%, 12/5/2026	734,906
2,600,000	China, Government of, Sr. Unsecd. Note, Series 1827, 3.250%, 11/22/2028	371,933
3,100,000	China, Government of, Unsecd. Note, Series INBK, 2.690%, 8/15/2032	427,367
	TOTAL CHINESE YUAN RENMINBI	1,534,206
	DANISH KRONE—0.1%
	Mortgage Banks—0.1%
68,178	Realkredit Danmark A/S, Series 23D, 5.000%, 7/1/2035	9,969
	EURO—22.5%
	Banking—1.0%
180,000	Citigroup, Inc., Sr. Unsecd. Note, Series EMTN, 0.750%, 10/26/2023	194,260
	Consumer Products—2.0%
370,000	Philip Morris International, Inc., Sr. Unsecd. Note, 2.875%, 5/14/2029	379,408
	Sovereign—19.5%
240,000	Austria, Government of, Sr. Unsecd. Note, 0.750%, 10/20/2026	243,858
120,000	Belgium, Government of, Series 44, 5.000%, 3/28/2035	152,424
280,000	France, Government of, Bond, 4.500%, 4/25/2041	351,190
175,000	France, Government of, O.A.T., 5.500%, 4/25/2029	215,768
90,000	France, Government of, Unsecd. Note, 2.000%, 5/25/2048	75,186
400,000	Germany, Government of, 0.250%, 2/15/2027	400,749

Foreign Currency Par Amount, Principal Amount or Shares		Value in U.S. Dollars
	BONDS—continued
	EURO—continued
	Sovereign—continued
190,000	Germany, Government of, Bond, Series 03, 4.750%, 7/4/2034	$249,661
230,000	Germany, Government of, Unsecd. Deb., 0.500%, 2/15/2028	229,039
70,000	Germany, Government of, Unsecd. Note, 1.000%, 5/15/2038	61,139
80,000	Germany, Government of, Unsecd. Note, 3.250%, 7/4/2042	94,642
220,000	Italy, Government of, Sr. Unsecd. Note, 1.650%, 3/1/2032	200,484
330,000	Italy, Government of, Sr. Unsecd. Note, 4.750%, 9/1/2028	376,444
300,000	Netherlands, Government of, Unsecd. Note, 2.500%, 1/15/2033	318,972
40,000	Portugal, Government of, Sr. Unsecd. Note, 0.900%, 10/12/2035	32,561
480,000	Spain, Government of, Sr. Unsecd. Note, 1.950%, 7/30/2030	479,745
200,000	Spain, Government of, Sr. Unsecd. Note, 2.750%, 10/31/2024	214,931
	TOTAL	3,696,793
	TOTAL EURO	4,270,461
	INDONESIAN RUPIAH—0.5%
	Sovereign—0.5%
1,300,000,000	Indonesia, Government of, Sr. Unsecd. Note, Series FR68, 8.375%, 3/15/2034	97,086
	JAPANESE YEN—5.2%
	Sovereign—5.2%
15,000,000	Japan (40 YEAR ISSUE), Sr. Unsecd. Note, Series 12, 0.500%, 3/20/2059	71,416
30,000,000	Japan, Government of, Sr. Unsecd. Note, Series 122, 1.800%, 9/20/2030	226,140
30,000,000	Japan, Government of, Sr. Unsecd. Note, Series 153, 1.300%, 6/20/2035	217,395
66,500,000	Japan, Government of, Sr. Unsecd. Note, Series 44, 1.700%, 9/20/2044	481,541
	TOTAL JAPANESE YEN	996,492
	MEXICAN PESO—3.6%
	Sovereign—3.6%
12,800,000	Mexico, Government of, Sr. Unsecd. Note, Series M, 5.750%, 3/5/2026	679,243
	POLISH ZLOTY—0.6%
	Sovereign—0.6%
500,000	Poland, Government of, Unsecd. Note, Series 0726, 2.500%, 7/25/2026	112,379
	SWEDISH KRONA—0.3%
	Sovereign—0.3%
750,000	Sweden, Government of, Series 1059, 1.000%, 11/12/2026	64,141
	U.S. DOLLAR—6.8%
	Banking—1.3%
$250,000	Credit Agricole London, Sr. Unsecd. Note, 144A, 3.250%, 10/4/2024	242,997
	Oil & Gas—1.4%
300,000	Korea National Oil Corp., Sr. Unsecd. Note, 144A, 2.125%, 4/18/2027	270,077
	Telecommunications & Cellular—1.3%
280,000	America Movil S.A.B. de C.V., Sr. Unsecd. Note, 3.625%, 4/22/2029	257,381
	Utilities—2.8%
300,000	EDP Finance BV, Sr. Unsecd. Note, 144A, 3.625%, 7/15/2024	293,829
250,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 4.875%, 6/14/2029	239,275
	TOTAL	533,104
	TOTAL U.S. DOLLAR	1,303,559
	TOTAL BONDS (IDENTIFIED COST $12,801,933)	10,999,094

Foreign Currency Par Amount, Principal Amount or Shares			Value in U.S. Dollars
		U.S. TREASURIES—26.8%
$350,000		United States Treasury Bond, 2.875%, 5/15/2043	$278,523
760,000		United States Treasury Bond, 2.875%, 11/15/2046	590,770
430,000		United States Treasury Bond, 3.250%, 5/15/2042	366,924
520,000		United States Treasury Bond, 4.500%, 2/15/2036	543,237
680,000		United States Treasury Note, 0.625%, 8/15/2030	535,525
650,000	[1]	United States Treasury Note, 0.750%, 8/31/2026	581,827
1,450,000		United States Treasury Note, 1.500%, 2/15/2025	1,376,360
880,000	[1]	United States Treasury Note, 2.875%, 8/15/2028	824,798
		TOTAL U.S. TREASURIES (IDENTIFIED COST $5,607,192)	5,097,964
		INVESTMENT COMPANIES—14.5%
46,073		Emerging Markets Core Fund	364,441
252,538		Mortgage Core Fund	2,078,384
35,750		Project and Trade Finance Core Fund	312,455
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $3,158,639)	2,755,280
		TOTAL INVESTMENT IN SECURITIES—99.1% (IDENTIFIED COST $21,567,764)	18,852,338
		OTHER ASSETS AND LIABILITIES - NET—0.9%[2]	161,658
		TOTAL NET ASSETS—100%	$19,013,996
At August 31, 2023, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
EURO-BUND Long Futures	1	EUR 144,425	September 2023	$(751)
EURO-SCHATZ Long Futures	1	EUR 113,987	September 2023	$(370)
United States Treasury Notes 2 Year Long Futures	6	$1,222,828	December 2023	$3,922
United States Treasury Notes 10 Year Ultra Long Futures	8	$928,875	December 2023	$9,733
Short Futures:
United States Treasury Notes 10 Year Short Futures	4	$444,125	December 2023	$(3,384)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$9,150
The average notional value of long and short futures contracts held by the Fund throughout the period was $1,757,167 and $691,847, respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
The average market value of purchased put and call options held by the Fund throughout the period was $5,186 and $3,189, respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
The average market value of written put and call options held by the Fund throughout the period was $1,043 and $255, respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
At August 31, 2023, the Fund had the following open swap contracts:
Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 8/31/2023[3]	Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
OTC Swap:
Citigroup Global Markets, Inc.	CDX Index HY Series 40	Buy	5.00%	6/20/2028	0.35%	$500,000	$(14,099)	$(12,043)	$(2,056)

The average notional amount of credit default swap contracts held by the Fund throughout the period was $230,000. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
At August 31, 2023, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
9/20/2023	Credit Agricole	$600,000	86,363,628 JPY	$4,509
9/20/2023	Morgan Stanley	$600,000	82,589,400 JPY	$30,533
9/29/2023	BNP Paribas	$100,000	1,014,835 NOK	$4,459
9/29/2023	BNY Mellon	$650,000	11,318,846 MXN	$(10,454)
9/29/2023	Citibank	210,000 EUR	4,002,510 MXN	$(5,515)
9/29/2023	Citibank	4,670,000 THB	$133,472	$274
9/29/2023	JPMorgan	900,000 AUD	$582,124	$1,656
9/29/2023	JPMorgan	80,000 EUR	1,513,245 MXN	$(1,429)
9/29/2023	JPMorgan	405,000 GBP	$522,620	$(9,497)
9/29/2023	JPMorgan	$600,000	2,473,940 PLN	$1,326
9/29/2023	Morgan Stanley	80,000 EUR	1,519,428 MXN	$(1,789)
9/29/2023	Morgan Stanley	$150,000	2,595,489 MXN	$(1,447)
9/29/2023	Morgan Stanley	$190,000	3,228,254 MXN	$1,631
9/29/2023	Morgan Stanley	$200,000	27,421,432 JPY	$10,653
9/29/2023	Morgan Stanley	$200,000	27,366,118 JPY	$11,035
9/29/2023	Morgan Stanley	$700,000	2,840,541 PLN	$12,611
9/29/2023	State Street	600,000 BRL	$120,909	$(316)
9/29/2023	State Street	170,000 EUR	$187,165	$(2,568)
9/29/2023	State Street	100,000 GBP	$126,915	$(218)
9/29/2023	State Street	$200,000	27,974,136 JPY	$6,836
9/29/2023	UBS Securities LLC	1,500,000,000 IDR	$99,974	$(1,503)
10/2/2023	Morgan Stanley	320,000,000 KRW	$247,965	$(5,437)
10/10/2023	BNP Paribas	2,500,000 CNY	$349,093	$(4,706)
10/10/2023	Morgan Stanley	1,800,000 CNY	$251,366	$(3,408)
11/6/2023	Bank of America	42,333 AUD	$27,442	$56
11/6/2023	Bank of America	85,078 CAD	$62,781	$243
11/6/2023	Bank of America	26,393 CHF	$30,437	$(337)
11/6/2023	Bank of America	56,769 EUR	$62,599	$(837)
11/6/2023	Bank of America	107,846 EUR	$118,165	$(834)
11/6/2023	Bank of America	31,674 GBP	$40,287	$(156)
11/6/2023	Bank of America	7,501,599 JPY	$51,847	$280
11/6/2023	BNP Paribas	28,139 AUD	$18,282	$(4)
11/6/2023	BNP Paribas	44,237 AUD	$29,037	$(302)
11/6/2023	BNY Mellon	48,458 GBP	$61,687	$(291)
11/6/2023	BNY Mellon	50,140 GBP	$63,938	$(411)
11/6/2023	BNY Mellon	11,667,779 JPY	$82,497	$(1,420)
11/6/2023	Citibank	43,178 AUD	$28,009	$37
11/6/2023	Citibank	8,798 CHF	$10,152	$(118)
11/6/2023	Citibank	11,140,821 JPY	$77,901	$(485)
11/6/2023	Citibank	947,563 MXN	$54,591	$302
11/6/2023	Credit Agricole	162,857 EUR	$177,377	$(198)
11/6/2023	Credit Agricole	170,045 EUR	$187,691	$(2,692)
11/6/2023	JPMorgan	56,555 CAD	$41,832	$63
11/6/2023	JPMorgan	25,034 CHF	$28,722	$(172)
11/6/2023	JPMorgan	16,679 GBP	$21,306	$(173)
11/6/2023	JPMorgan	312,049 MXN	$18,174	$(97)
11/6/2023	JPMorgan	585,202 MXN	$34,546	$(645)

Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
11/6/2023	Morgan Stanley	16,690 CHF	$19,130	$(96)
11/6/2023	Morgan Stanley	25,547 CHF	$29,345	$(211)
11/6/2023	Morgan Stanley	165,220 EUR	$181,074	$(1,324)
11/6/2023	Morgan Stanley	47,601 GBP	$60,465	$(154)
11/6/2023	Morgan Stanley	3,890,616 JPY	$27,537	$(502)
11/6/2023	Morgan Stanley	882,953 MXN	$51,784	$(634)
11/6/2023	Morgan Stanley	916,042 MXN	$52,753	$314
11/6/2023	State Street	14,594 AUD	$9,679	$(200)
11/6/2023	State Street	29,382 CAD	$22,133	$(367)
11/6/2023	State Street	86,337 CAD	$64,090	$(132)
11/6/2023	State Street	89,068 CAD	$66,420	$(440)
11/6/2023	State Street	11,433,506 JPY	$79,562	$(112)
11/16/2023	Barclays	88,000 BRL	$17,424	$150
11/16/2023	Goldman Sachs	88,000 BRL	15,934 EUR	$231
Contracts Sold:
9/20/2023	Citibank	$600,000	82,990,122 JPY	$(27,770)
9/20/2023	State Street	$600,000	85,512,294 JPY	$(10,380)
9/29/2023	Barclays	405,000 GBP	$520,493	$7,370
9/29/2023	BNP Paribas	500,000 BRL	$102,597	$2,103
9/29/2023	BNP Paribas	$231,000	943,971 PLN	$(2,566)
9/29/2023	BNY Mellon	170,000 EUR	$188,910	$4,312
9/29/2023	Citibank	$100,000	1,074,534 NOK	$1,162
9/29/2023	Goldman Sachs	550,000 EUR	923,368 AUD	$1,711
9/29/2023	HSBC	100,000 BRL	$20,643	$544
9/29/2023	HSBC	$150,000	132,678 CHF	$671
9/29/2023	JPMorgan	900,000 AUD	$582,532	$(1,248)
9/29/2023	Morgan Stanley	366,866 PLN	$90,000	$1,221
9/29/2023	Morgan Stanley	500,000 EUR	9,543,654 MXN	$13,939
9/29/2023	Morgan Stanley	150,000 GBP	$193,419	$3,373
9/29/2023	Morgan Stanley	$400,000	1,654,668 PLN	$417
9/29/2023	State Street	50,000 GBP	$63,738	$389
9/29/2023	State Street	1,500,000,000 IDR	$97,684	$(787)
9/29/2023	State Street	$2,320,000	329,292,680 JPY	$(46,206)
9/29/2023	Wells Fargo	395,000 BRL	$80,262	$872
10/10/2023	Barclays	2,500,000 CNY	$348,088	$3,701
11/6/2023	Bank of America	14,594 AUD	$9,602	$122
11/6/2023	Bank of America	56,769 EUR	$62,494	$733
11/6/2023	BNP Paribas	43,178 AUD	$27,816	$(231)
11/6/2023	BNP Paribas	29,639 AUD	$19,497	$245
11/6/2023	BNP Paribas	14,598 AUD	$9,644	$161
11/6/2023	BNP Paribas	29,392 CAD	$21,996	$222
11/6/2023	BNP Paribas	113,930 EUR	$126,048	$2,099
11/6/2023	BNY Mellon	11,433,506 JPY	$79,174	$(275)
11/6/2023	BNY Mellon	3,890,616 JPY	$27,572	$536
11/6/2023	Credit Agricole	8,798 CHF	$10,102	$69
11/6/2023	JPMorgan	25,547 CHF	$29,282	$148
11/6/2023	JPMorgan	17,683 CHF	$20,426	$259
11/6/2023	JPMorgan	56,115 EUR	$62,217	$1,168
11/6/2023	JPMorgan	33,594 GBP	$42,800	$237
11/6/2023	JPMorgan	16,679 GBP	$21,195	$63
11/6/2023	JPMorgan	16,546 GBP	$21,144	$180

Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
11/6/2023	JPMorgan	7,817,412 JPY	$54,862	$540
11/6/2023	JPMorgan	3,850,367 JPY	$27,077	$321
11/6/2023	Morgan Stanley	59,675 CAD	$44,588	$381
11/6/2023	Morgan Stanley	29,382 CAD	$22,065	$299
11/6/2023	Morgan Stanley	8,710 CHF	$10,080	$147
11/6/2023	Morgan Stanley	165,220 EUR	$180,442	$693
11/6/2023	Morgan Stanley	48,458 GBP	$61,687	$291
11/6/2023	Morgan Stanley	916,041 MXN	$52,800	$(267)
11/6/2023	Morgan Stanley	634,867 MXN	$36,917	$139
11/6/2023	Morgan Stanley	312,696 MXN	$18,178	$63
11/6/2023	Morgan Stanley	312,049 MXN	$18,116	$39
11/6/2023	State Street	86,337 CAD	$63,853	$(104)
11/15/2023	Barclays	$15,000	25,200 NZD	$29
11/15/2023	BNY Mellon	$37,500	5,374,695 JPY	$(100)
11/15/2023	HSBC	10,000 GBP	21,243 NZD	$(1)
11/15/2023	Morgan Stanley	$14,500	22,312 AUD	$(2)
11/15/2023	State Street	10,000 GBP	19,479 AUD	$(13)
11/15/2023	Wells Fargo	$46,313	42,295 EUR	$(279)
11/16/2023	Barclays	88,000 BRL	16,262 EUR	$126
11/16/2023	State Street	88,000 BRL	$17,694	$120
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(13,446)
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $317,348 and $277,460, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation (Depreciation) on Futures Contracts, Foreign Exchange Contracts, and Swap Contracts are included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended August 31, 2023, were as follows:
	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Project and Trade Finance Core Fund	Emerging Markets Core Fund	Mortgage Core Fund	Total of Affiliated Transactions
Value as of 11/30/2022	$631,162	$478,170	$7,788	$3,016,886	$4,134,006
Purchases at Cost	4,915,629	32,324	1,496,561	71,398	6,515,912
Proceeds from Sales	(5,546,922)	(200,000)	(1,120,000)	(955,000)	(7,821,922)
Change in Unrealized Appreciation/(Depreciation)	$23	$19,424	$(11,135)	$(27,801)	$(19,489)
Net Realized Gain/(Loss)	$108	$(17,463)	$(8,773)	$(27,099)	$(53,227)
Value as of 8/31/2023	$—	$312,455	$364,441	$2,078,384	$2,755,280
Shares Held as of 8/31/2023	—	35,750	46,073	252,538	334,361
Dividend Income	$9,520	$32,534	$26,564	$72,044	$140,662
1
All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
2
Assets, other than investments in securities, less liabilities.
3
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2023.

Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser's valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Directors (the “Directors”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Directors periodically review the fair valuations made by the Valuation Committee. The Directors have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities principally traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Directors periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of August 31, 2023, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Bonds	$—	$10,999,094	$—	$10,999,094
U.S. Treasuries	—	5,097,964	—	5,097,964
Investment Companies[1]	2,442,825	—	—	2,755,280
TOTAL SECURITIES	$2,442,825	$16,097,058	$—	$18,852,338
Other Financial Instruments:
Assets
Futures Contracts	$13,655	$—	$—	$13,655
Foreign Exchange Contracts	—	138,414	—	138,414
Liabilities
Futures Contracts	(4,505)	—	—	(4,505)
Foreign Exchange Contracts	—	(151,860)	—	(151,860)
Swap Contracts	—	(14,099)	—	(14,099)
TOTAL OTHER FINANCIAL INSTRUMENTS	$9,150	$(27,545)	$—	$(18,395)
1
As permitted by U.S. generally accepted accounting principles (GAAP), an Investment Company valued at $312,455 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the chart above but is included in the Total column. The price of shares redeemed of Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to 24 days after receipt of a shareholder redemption request.
The following acronym(s) are used throughout this portfolio:
AUD	—Australian Dollar
BRL	—Brazilian Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
CNY	—Chinese Yuan Renminbi
EMTN	—Euro Medium Term Note
EUR	—Euro
GBP	—Great British Pound
IDR	—Indonesian Rupiah
JPY	—Japanese Yen
KRW	—South Korean Won
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PLN	—Polish Zloty
THB	—Thai Baht